Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
BBVA Frances Valores SA Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina		Argentina
Ownership Interest				96.9953%
Consolidar AFJP SA Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina		Argentina
Ownership Interest	53.8892%	53.8892%		53.8892%
Volkswagen Financial Services Compania Financiera SA Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina		Argentina
Ownership Interest	51.00%	51.00%	[1]
PSA Finance Argentina Compania Financiera S.A. Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina		Argentina
Ownership Interest	50.00%	50.00%	[1]
BBVA Frances Asset Management Member
Subsidiaries [Line Items]
Registered Office	Argentina	Argentina		Argentina
Ownership Interest	100.00%	100.00%		95.00%

[1]	On July 1, 2019, the Entity consolidates these companies as a result of the gain of control. (See Note 5.1)